PRINCIPAL ACCOUNTING POLICIES - Additional Information (Details)	12 Months Ended
	Dec. 31, 2022 CNY (¥) segment	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
PRINCIPAL ACCOUNTING POLICIES
Deferred subsidy income	¥ 25,470,000	¥ 9,216,000	¥ 11,633,000
Impairment loss, contract assets with customer		0	0
Impairment of long-lived assets	0	0	0
Impairment on goodwill	0	0	0
Impairment of equity method investments	¥ 0	¥ 0	¥ 0
Number of reportable segments | segment	1
Minimum
PRINCIPAL ACCOUNTING POLICIES
VAT surcharges percent	6.00%
Maximum
PRINCIPAL ACCOUNTING POLICIES
VAT surcharges percent	12.00%
Peoples Bank of China
PRINCIPAL ACCOUNTING POLICIES
Translation exchange rates	6.9646	6.3757
Federal Reserve Bank of New York
PRINCIPAL ACCOUNTING POLICIES
Translation exchange rates	6.8972